RELATED PARTY TRANSACTIONS	1 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

5—RELATED PARTY TRANSACTIONS

Founder Shares

On December 28, 2016, the Company issued an aggregate of 3,593,750 shares of Class F common stock to the Sponsor (“Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustments as described in Note 7. On April 6, 2017, the Company authorized a 1.2-for-1 stock dividend of its Class F common stock resulting in an aggregate of 4,312,500 Founder Shares outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend. The 4,312,500 Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by the Initial Stockholder to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Initial Stockholder will own, on an as-converted basis, 22.1% of the Company’s issued and outstanding shares after the Proposed Offering.

The Initial Stockholder has agreed that, subject to certain limited exceptions, 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the last sales price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, and the remaining 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination.

Related Party Advances

As of December 31, 2016, the Sponsor advanced an aggregate of $13,491 for costs associated with the Proposed Offering. The advances are non-interest bearing, unsecured and due on demand. The Company intends to repay the advances from the proceeds of the Proposed Offering not being placed in the Trust Account.

Administrative Service Fee

The Company has agreed, commencing on the effective date of the Proposed Offering through the earlier of the consummation of a Business Combination or the Company’s liquidation, to pay an affiliate of the Sponsor a monthly fee of $10,000 for office space, utilities and administrative support.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into Units at a price of $10.00 per Unit. The Units would be identical to the Founders Units.

NOTE 5—RELATED PARTY TRANSACTIONS

Founder Shares

On December 28, 2016, the Company issued an aggregate of 3,593,750 shares of Class F common stock to the Sponsor (“Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination on a one-for-one basis, subject to adjustments, as described in Note 7. On April 6, 2017, the Company effectuated a 1.2-for-1 stock dividend of its Class F common stock resulting in an aggregate of 4,312,500 Founder Shares outstanding. All share and per share amounts have been retroactively restated to reflect the stock dividend.

The 4,312,500 Founder Shares included an aggregate of up to 562,500 shares which were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part so that the Sponsor would own, on an as-converted basis, 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Placement Shares and Representative Shares). As a result of the underwriters’ election to exercise their over-allotment option in full on April 18, 2017, 562,500 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed that, subject to certain limited exceptions, 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the last sales price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 days after a Business Combination, and the remaining 50% of its Founder Shares will not be transferred, assigned or sold until one year after the date of the consummation of a Business Combination.

Related Party Advances

During the nine months ended September 30, 2017, the Sponsor advanced the Company an aggregate of $204,923 for costs associated with the Initial Public Offering and for working capital purposes. The advances are non-interest bearing, unsecured and due on demand. As of September 30, 2017, the Company has repaid $216,452 of such advances. There were $1,962 and $13,491 of advances outstanding as of September 30, 2017 and December 31, 2016, respectively.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on April 7, 2017 through the earlier of the consummation of a Business Combination or the Company’s liquidation, the Company will pay an affiliate of the Sponsor a monthly fee of $10,000 for office space, utilities and administrative support. For the three and nine months ended September 30, 2017, the Company incurred $30,000 and $60,000 in fees for these services, respectively, of which $41,137 is included in accounts payable and accrued expenses in the accompanying condensed balance sheet at September 30, 2017.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor, the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the Working Capital Loans may be converted into Units at a price of $10.00 per Unit. The Units would be identical to the Placement Units. There were no Working Capital Loans outstanding as of September 30, 2017.